CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 21, 2020	Feb. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 7,390	$ 22,076			$ 9,292
Accounts receivable, net	12,478	6,057			6
Contract assets	9,363	4,172			232
Inventory	477	330			0
Income tax receivable	688	688			62
Related party receivable		4,874
Prepaid expenses and other current assets	5,122	1,109			158
Total current assets	35,518	39,306			9,750
Property, plant and equipment, net	5,115	3,262			253
Goodwill	69,333	52,711
Intangible assets, net	91,552	60,961
Other non-current assets	118	534			102
Total assets	201,636	156,774			10,105
Current liabilities:
Accounts payable	5,954	7,158			1,647
Notes payable to sellers	12,874	1,827
Short-term debt, including current portion of long-term debt	1,230	1,074			208
Accrued expenses	17,234	7,462			43
Deferred revenue	15,225	15,665			6,316
Other current liabilities	1,049	378			395
Total current liabilities	53,566	33,564			8,610
Long-term debt	116,724	76,642			3,096
Deferred tax liabilities	13,795	7,367
Non-current deferred revenue					1,398
Other non-current liabilities		6			1,183
Total liabilities	184,085	117,579			14,286
Commitments and contingencies (Note M)
Preferred Stock - $0.0001 par value per share, 526,587 shares authorized, issued, and outstanding at December 31, 2019 (Predecessor) (liquidation preference of $9,015)					9,015
Equity:
Members' contribution/Additional paid-in capital	55,173	53,063			10
Accumulated deficit	(37,949)	(14,374)			(13,198)
Accumulated other comprehensive income (loss)	327	506			(8)
Members' equity	17,551	39,195	$ (13,530)	$ 0	(4,181)	$ (3,104)
Total liabilities and members' equity	$ 201,636	156,774			10,105
Class F Common Stock
Equity:
Common Stock		0			0
Common Stock
Equity:
Common Stock		$ 0			$ 0